Management of Capital - Summary of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Equity	$ 196,585	$ 143,086	$ 96,462
Equipment financing		378
Gross consolidated equity and equipment financing	196,585	143,464
Less: Cash and cash equivalents	(31,474)	(33,877)	$ (11,499)
Less: Short-term investments	(20,082)
Net consolidated equity and equipment financing	$ 145,029	$ 109,587